Schedule of financial assets group captures and amortized loans (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
New debts		R$ 12,915,332	R$ 8,116,247
Repayment		17,639,178	6,448,658	R$ 11,775,093
Interest payment		(2,137,782)	(1,922,130)
Repayment		(17,639,178)	R$ (6,448,658)	R$ (11,775,093)
Amortized debt		1,900,000,000
Amortized debt		4,300,000,000
C S N Mineracao [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 1,900,000,000
Prepayment [Member]
IfrsStatementLineItems [Line Items]
New debts		2,613,925
Repayment		(2,186,191)
Interest payment		(143,237)
Repayment		2,186,191
Bonds Perpetual Bonds A C C And Facility [Member]
IfrsStatementLineItems [Line Items]
New debts		5,850,504
Repayment		(11,083,220)
Interest payment		(1,550,747)
Repayment		11,083,220
B N D E S F I N A M E Debentures N C E And C C B [Member]
IfrsStatementLineItems [Line Items]
New debts		4,450,903
Repayment		(4,369,767)
Interest payment		(443,798)
Repayment		R$ 4,369,767